Share-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Share-Based Compensation

4. Share-Based Compensation

The Company sponsors the Intra-Cellular Therapies, Inc. 2003 Equity Incentive Plan (the Plan) to provide for the granting of stock awards, such as stock options, restricted common stock and stock appreciation rights to employees, directors and other individuals as determined by the Board of Directors. The Company reserved 3,700,000 shares of common stock for issuance under the Plan. In December 2012, the Company increased the number of shares of common stock reserved for issuance under the plan to 5,700,000.

Stock options granted under the Plan may be either incentive stock options (ISOs) as defined by the Internal Revenue Code, or non-qualified stock options. The Board of Directors determines who will receive options, the vesting periods (which are generally two to three years) and the exercise prices. Options have a maximum term of ten years. The exercise price of ISOs granted under the Plan must be at least equal to the fair market value of the common stock on the date of grant.

Total stock-based compensation expense, related to all of the Company’s share-based awards to employees, directors and non-employees recognized during three- and six-months ended June 30, 2013 and 2012 was comprised of the following:

	Three-Months Ended June 30		Six-Months Ended June 30
	2013	2012	2013	2012

Research and development	$31,466	$22,152	$58,087	$42,441
General and administrative	57,697	61,418	105,146	109,210

Total share-based compensation expense	$89,163	$83,570	$163,233	$151,651

The following table describes the weighted-average assumptions used for calculating the value of options granted during the six-months ended June 30, 2013:

2013

Dividend yield	0%
Expected volatility	80%
Weighted-average risk-free interest rate	1.40%
Expected term	6.2 years

Information regarding the stock options activity including employees, directors and non-employees as of June 30, 2013, and changes during the period then ended, are summarized as follows:

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Contractual Life

Outstanding at December 31, 2012 (audited)	3,414,227	$0.66	4.4 years
Options granted (unaudited)	495,200	1.63	6.2 years
Options exercised (unaudited)	(362,666)	0.54	2.9 years
Options canceled or expired (unaudited)	(5,334)	1.49	8.9 years

Outstanding at June 30, 2013 (unaudited)	3,541,427	0.84	4.8 years

Vested or expected to vest at June 30, 2013 (unaudited)	3,541,427	0.84

Exercisable at June 30, 2013 (unaudited)	2,802,318	$0.65	3.6 years

5. Share-Based Compensation

The Company sponsors the Intra-Cellular Therapies, Inc. 2003 Equity Incentive Plan (the Plan) to provide for the granting of stock awards, such as stock options, restricted common stock and stock appreciation rights to employees, directors and other individuals as determined by the Board of Directors. The Company reserved 3,700,000 shares of common stock for issuance under the Plan. In December 2012, the Company increased the number of shares of common stock reserved for issuance under the plan to 5,700,000.

Stock options granted under the Plan may be either incentive stock options (ISOs) as defined by the Internal Revenue Code, or non-qualified stock options. The Board of Directors determines who will receive options, the vesting periods (which are generally two to three years) and the exercise prices. Options have a maximum term of 10 years. The exercise price of ISOs granted under the Plan must be at least equal to the fair market value of the common stock on the date of grant.

Total stock-based compensation expense, related to all of the Company’s share-based awards to employees, directors and non-employees recognized during the years ended 2012 and 2011, was comprised of the following:

	Year Ended December 31
	2012	2011

Research and development	$111,206	$113,534
General and administrative	183,900	166,918

Total share-based compensation expense	$295,106	$280,452

The following table describes the weighted-average assumptions used for calculating the value of options granted for the years ended December 31:

	2012	2011

Dividend yield	0.0%	—%
Expected volatility	79.7%	—
Weighted-average risk-free interest rate	1.2%	—
Expected term	6.3 years	—

Information regarding the stock options activity including employees, directors and non-employees as of December 31, 2012, and changes during the year then ended, are summarized as follows:

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Contractual Life

Outstanding at December 31, 2011	3,175,567	$0.61	5.0 years
Options granted	322,200	1.42	6.3 years
Options exercised	(66,540)	0.47	3.0 years
Options canceled or expired	(17,000)	1.37	7.9 years

Outstanding at December 31, 2012	3,414,227	0.66	4.4 years

Vested or expected to vest at December 31, 2012	3,416,227	0.69

Exercisable at December 31, 2012	3,151,353	$0.58	3.9 years

The weighted-average grant date fair value for awards granted during the year ended December 31, 2012, was $0.99. Total intrinsic value of the options exercised was approximately $63,000 and $35,000 in the year ended December 31, 2012. The total fair value of shares vested in the years ended December 31, 2012 and 2011, was approximately $332,000 and $182,000 respectively.

During 2012, the Company granted options to certain scientific advisory board members of the Company to purchase 39,000 shares of common stock at an average exercise price of $1.42. There were no options granted during 2011. The options vest ratably over a period of 12 to 24 months. Stock compensation related to these grants will fluctuate with any changes in the underlying value of the Company’s common stock, as the performance period is not fixed.

The unrecognized share-based compensation expense related to employee stock option awards at December 31, 2012, is $285,327 and will be recognized over a weighted-average period of 1.9 years. The unrecognized share-based compensation expense related to employee stock option awards at December 31, 2011, is $259,899 and will be recognized over a weighted-average period of 1.5 years.